LEASES - Maturity of Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2021		$ 1,797
2022		1,851
2023		1,905
2024		1,959
2025		2,013
Thereafter		9,532
Total lease payments		19,057
Less: imputed interest		4,031
Total lease liabilities	$ 25,100	15,026
Less: current portion	24,963	1,070
Long-term lease liabilities	$ 428	$ 13,956	$ 14,237	$ 14,506